Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net Loss for the Year	$ (4,635,865)	$ (2,088,881)	$ (20,956,674)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	100,000	2,006,500
Loss on conversion	(43)
Changes in operating assets and liabilities:
Accounts receivable	69,299	(69,121)
Prepaids	6,940	(10,084)
Accounts payable		(52,903)
Net cash used operating activities	(4,459,669)	(214,489)
Cash flows used in investing activities:
Cash flows from (used in) financing activities:
Loans from related parties		1,400
Repayments of related party loans	(80,800)	(5,000)
Proceeds from the sale of warrants	3,629,800
Proceeds from the sale of common stock	1,051,999	264,500
Net cash provided by financing activities	4,600,999	260,900
Net increase (decrease) in cash	141,330	46,411
Cash at beginning of year	53,721	7,310
Cash at end of year	195,051	53,721	$ 7,310
Cash paid during the year for:
Interest
Income taxes
Supplemental disclosure of non-cash activities:
Warrants issued for services	$ 2,624,801	$ 1,005,000